CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Foreign currency translation adjustment, income tax	¥ 0	¥ 0	¥ 0
Unrealized holding gains on available-for-sale security, income taxes	0	3,080	1,184,686
Reclassification adjustment for gains on available-for-sale securities realized in net income, income tax	¥ 0	¥ 64,025	¥ 1,698,460